Annual Fund Operating Expenses	Dec. 16, 2024
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2025
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%

[1]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive a portion of its unitary management fee for the Fund, resulting in a net unitary management fee of 0.25%, through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025. Thereafter, the Fund’s management fee will be 0.35%. “Management Fees” have been restated to reflect the Fund’s fees after August 31, 2025.
[2]	Effective February 20, 2025, the Fund’s unitary management fee was reduced. “Management Fees” have been restated to reflect current fees.